Other assets-Other / Other liabilities - Estimated Amortization Expenses for Next Five Years (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Other assets-Other / Other liabilities
2016	¥ 5,893
2017	5,315
2018	5,315
2019	3,920
2020	¥ 2,616